(LOSS)/EARNINGS PER SHARE - Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile profit (loss) to numerator used in calculating basic earnings per share [abstract]
(Loss)/Profit for the year		$ (21,583,798)	$ (4,844,498)	$ 864,037
Less: (Loss)/Income attributable to non-controlling interests		(164,656)	(6,733)	11,703
(Loss)/Profit for the year attributable to shareholders		$ (21,419,142)	$ (4,837,765)	$ 852,334
Basic weighted-average number of shares outstanding (in Shares)		974,686	675,925	757,542
Basic (loss)/earnings per share attributable to shareholders (in Dollars per share)	[1]	$ (21.98)	$ (7.16)	$ 1.13
Diluted weighted-average number of shares outstanding (in Shares)		974,686	675,925	757,542
Diluted (loss)/earnings per share attributable to shareholders (in Dollars per share)	[1]	$ (21.98)	$ (7.16)	$ 1.13

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization. Further, the Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split of 1-for-50 on March 23, 2026 (Note 26)